PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.7%
Asset-Backed Securities 17.0%
Automobiles 0.7%
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.216%(c)	12/26/31		375	$379,042
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		226	226,817
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30		129	129,665
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,224,126
Merchants Fleet Funding LLC, Series 2025-01A, Class B, 144A	4.910	01/20/39		3,500	3,482,947
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class D, 144A	5.900	12/16/30		2,900	2,906,067
Series 2023-01A, Class D, 144A	7.070	02/14/33		3,700	3,777,997
Series 2025-01A, Class D, 144A	6.100	07/14/37		4,600	4,636,821
Series 2026-01A, Class C, 144A	4.860	05/15/34		8,600	8,412,789

Santander Drive Auto Receivables Trust, Series 2023-02, Class C	5.470	12/16/30		1,053	1,060,482
					26,236,753
Collateralized Loan Obligations 9.3%
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.051(c)	06/15/34	EUR	1,000	1,151,701
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.051(c)	06/15/34	EUR	4,000	4,606,803

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.263(c)	07/22/37		16,000	16,000,000
Apidos CLO, Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.063(c)	01/22/38		14,250	14,273,605
Barings Euro CLO DAC (Ireland), Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.256(c)	04/24/34	EUR	2,102	2,423,897
Battalion CLO Ltd. (Cayman Islands), Series 2021-19A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.353(c)	04/15/34		10,000	10,004,201
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.553(c)	07/15/37		10,000	10,010,898
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	7,483,131
CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.450(c)	10/17/38		8,750	8,774,501
CBAMR Ltd., Series 2017-03AR, Class BR2, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.317(c)	07/17/39		16,000	15,990,237
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.069(c)	04/20/35		2,750	2,749,997
Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.429(c)	01/20/38		16,750	16,785,347
Elmwood CLO Ltd. (Cayman Islands), Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.990(c)	03/22/38		17,500	17,512,308
ICG Euro CLO DAC (Ireland), Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.735(c)	10/19/38	EUR	15,750	18,163,940
Indigo Credit Management DAC (Ireland), Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	5.081(c)	07/15/38	EUR	6,500	7,497,100
Invesco Euro CLO DAC (Ireland), Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.081(c)	07/15/34	EUR	9,250	10,640,294
Kennedy Lewis CLO Ltd. (Cayman Islands), Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.159(c)	07/20/37		13,395	13,409,363
KKR CLO Ltd. (Cayman Islands), Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.095(c)	04/15/34		2,970	2,970,743
Madison Park Euro Funding DAC (Ireland), Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)	3.221(c)	05/25/34	EUR	2,499	2,877,671

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.649%(c)	04/18/37		10,000	$10,003,101
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.979(c)	01/20/38		12,500	12,555,049
Monument CLO DAC (Ireland), Series 01A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.100(c)	05/15/39	EUR	13,000	15,008,635
Nassau Euro CLO DAC (Ireland), Series 04A, Class DR, 144A, 3 Month EURIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.335(c)	07/20/38	EUR	6,300	7,247,946
Northwoods Capital Ltd. (Cayman Islands),
Series 2019-20A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.560(c)	10/25/38		15,950	15,966,747
Series 2021-25A, Class CR2, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.943(c)	07/20/39		5,500	5,500,000
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.281(c)	03/15/38	EUR	11,000	12,710,659
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.821(c)	01/15/38	EUR	10,000	11,567,174

Rockford Tower CLO Ltd. (Cayman Islands), Series 2024-01AR, Class BR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.422(c)	07/20/39		9,450	9,458,319
Rockford Tower Europe CLO DAC (Ireland), Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.692(c)	10/25/37	EUR	8,335	9,611,487
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.119(c)	10/20/37		12,950	12,975,900
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.703(c)	01/15/36		13,250	13,259,254
Toro European CLO DAC (Ireland), Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.681(c)	04/15/38	EUR	8,000	9,209,508
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.149(c)	10/18/37		15,000	15,031,821
					343,431,337
Consumer Loans 1.5%
Affirm Asset Securitization Trust,
Series 2024-B, Class E, 144A	7.350	09/15/29		1,250	1,252,329
Series 2024-X02, Class D, 144A	6.080	12/17/29		3,891	3,900,179
Affirm Master Trust,
Series 2025-01A, Class D, 144A	5.620	02/15/33		5,000	5,008,005
Series 2025-02A, Class D, 144A	5.600	07/15/33		9,500	9,530,900
Series 2025-03A, Class D, 144A	5.090	10/16/34		3,000	2,954,849
Series 2026-01A, Class B, 144A	4.570	02/15/34		1,000	991,871
Series 2026-01A, Class C, 144A	4.720	02/15/34		1,700	1,685,639

Cherry Securitization Trust, Series 2026-01A, Class A, 144A	5.430	01/17/34		5,600	5,590,485
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		8,250	8,276,884
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		3,400	3,445,963
Series 2023-01A, Class D, 144A	7.490	06/14/38		200	207,629
Series 2023-02A, Class D, 144A	7.520	09/15/36		2,500	2,561,711
Series 2026-01A, Class D, 144A	5.940	07/14/39		4,300	4,285,162

SoFi Consumer Loan Program Trust, Series 2026-01, Class C, 144A	4.740	12/26/35		2,700	2,662,484
Sotheby’s Artfi Master Trust, Series 2026-01A, Class B, 144A	4.900	06/20/33		4,000	3,968,246
					56,322,336

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards 0.3%
CCI GPCC JV SPE III LLC, Series 2026-01A, Class A, 144A	5.960%	06/16/36	5,800	$5,794,197
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32	5,000	4,995,162
				10,789,359
Equipment 0.8%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30	1,500	1,543,193
Capteris Equipment Finance LLC,
Series 2026-01A, Class B, 144A	4.950	09/20/33	4,400	4,330,690
Series 2026-01A, Class C, 144A	5.180	09/20/33	3,500	3,443,488
Lmdv Issuer Co. LLC,
Series 2025-01A, Class C, 144A	7.880	12/15/55	5,000	5,044,443
Series 2026-01A, Class C, 144A	7.570	07/17/56	1,000	1,003,831
MetroNet Infrastructure Issuer LLC,
Series 2025-04A, Class B, 144A	5.603	12/20/55	2,900	2,842,114
Series 2025-04A, Class C, 144A	7.112	12/20/55	3,400	3,388,967

PEAC Solutions Receivables LLC, Series 2026-01A, Class C, 144A	4.890	07/20/33	6,300	6,226,154
				27,822,880
Home Equity Loans 1.2%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	5.039(c)	10/25/34	304	301,021
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	5.019(c)	06/25/43	35	35,077
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	4.934(c)	01/25/34	892	886,837
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55	301	300,901
Series 2025-CES02, Class M1, 144A	5.592(cc)	07/26/55	700	691,599

COOPR Residential Mortgage Trust, Series 2025-CES03, Class M1, 144A	5.629(cc)	09/25/60	6,213	6,073,589
Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	4.679(c)	01/25/35	532	527,467
JPMorgan Mortgage Trust, Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.721(c)	05/20/54	736	738,272
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	3.573(c)	08/25/33	306	365,228
OBX Trust, Series 2025-HE02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	5.666(c)	08/25/55	2,870	2,889,609
RCKT Mortgage Trust, Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	2,960	2,960,819
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	305	305,307
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	3,750	3,733,039
Series 2025-CES01, Class A2, 144A	5.926(cc)	02/25/55	5,053	5,059,412
Series 2025-CES01, Class M1, 144A	6.076(cc)	02/25/55	3,500	3,498,362
Series 2025-CES01, Class M2A, 144A	6.574(cc)	02/25/55	3,000	3,010,631
Series 2025-CES04, Class M1, 144A	5.564(cc)	10/25/65	2,600	2,554,444
Series 2025-FIX01, Class M1, 144A	5.359(cc)	09/25/65	5,200	5,094,303
Series 2025-HE02, Class A2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.316(c)	09/25/65	5,900	5,924,891
				44,950,808
Other 2.7%
ALLO Issuer LLC, Series 2026-01A, Class C, 144A	7.456	06/20/56	7,500	7,492,304

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other (cont’d.)
Bellemeade Re Ltd., Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	6.816%(c)	08/25/34	1,731	$1,734,210
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC,
Series 2025-04A, Class C, 144A	8.098	12/20/55	10,900	11,083,520
Series 2026-01A, Class A2, 144A	5.079	03/20/56	6,200	6,047,149
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	765	743,956
Series 2024-01GS, Class A, 144A	6.250	06/20/57	1,722	1,651,382
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class C, 144A	4.860	12/27/60	4,200	4,149,439
Series 2025-03A, Class D, 144A	5.150	12/27/60	7,100	6,979,029

Kinetic ABS Issuer LLC, Series 2026-01A, Class C, 144A	7.653	02/25/56	11,250	11,327,682
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.516(c)	04/25/34	204	204,463
OnDeck Asset Securitization IV LLC,
Series 2025-02A, Class A, 144A	4.840	11/17/32	6,500	6,428,505
Series 2025-02A, Class B, 144A	5.230	11/17/32	850	840,065

OnDeck Asset Securitization Trust IV LLC, Series 2023-01A, Class B, 144A	8.250	08/19/30	6,878	6,885,066
Oryx Funding LLC, Series 2026-01A, Class A2, 144A	6.299	06/05/56	6,500	6,460,067
PK Alift Loan Funding 9 LP,
Series 2026-02, Class A, 144A	5.217	02/15/44	3,600	3,596,472
Series 2026-02, Class D, 144A^	6.285	02/15/44	4,300	4,299,948

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.316(c)	11/25/31	64	64,429
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40	382	398,170
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60	3,169	3,136,805
Sunrun Prometheus Issuer LLC, Series 2026-01A, Class A1, 144A	6.300	08/01/61	4,390	4,286,645
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	782	761,110
Series 2024-03A, Class A2, 144A	5.880	10/30/59	3,309	3,191,427

US Bank C&I Credit-Linked Notes, Series 2025-SUP02, Class B1, 144A	4.818	09/25/32	4,002	3,946,353
Volofin Finance Designated Activity Co., Series 2026-01A, Class A, 144A	5.505	12/31/37	4,000	3,999,960
				99,708,156
Residential Mortgage-Backed Securities 0.4%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	4.479(c)	08/25/32	148	146,677
Series 2003-04, Class 1A5	4.916(cc)	05/25/33	182	177,864

Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	4.469(c)	02/25/35	122	115,433
Countrywide Asset-Backed Certificates Trust, Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	4.889(c)	11/25/34	1	1,854
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379(cc)	12/25/32	37	36,158
Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	4.889(c)	09/25/33	436	434,671
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	4.599(c)	08/25/34	287	265,201
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	4.634(c)	03/25/35	972	918,265

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	4.279%(c)	06/25/34	383	$371,831
PRET LLC,
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55	8,356	8,361,957
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55	4,059	4,060,700

Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	4.839(c)	09/25/34	1,139	1,156,540
				16,047,151
Student Loans 0.1%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.773(cc)	11/25/43	1,287	1,220,950
Series 2019-A, Class R, 144A	0.000	10/25/48	962	533,281
				1,754,231

Total Asset-Backed Securities (cost $622,905,661)				627,063,011
Commercial Mortgage-Backed Securities 5.5%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35	2,700	2,124,441
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35	2,700	2,016,441
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.776(c)	04/15/42	3,380	3,380,000
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.226(c)	04/15/42	3,160	3,160,000
Series 2026-TRON, Class A, 144A, 1 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.096(c)	05/15/43	8,300	8,318,167
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	2,650	2,505,803
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	900	836,916
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	1,490	1,368,743
Series 2024-05C29, Class XD, IO, 144A	2.674(cc)	09/15/57	28,469	2,100,497

Benchmark Mortgage Trust, Series 2023-V03, Class XA, IO	0.813(cc)	07/15/56	50,535	645,127
BFLD Mortgage Trust, Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.365(c)	07/15/39	3,059	3,059,084
BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.926(c)	03/15/42	4,793	4,793,013
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.183(cc)	11/05/39	5,350	5,386,753
BPR Trust,
Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38	3,000	3,077,719
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41	1,900	1,894,582
BX Commercial Mortgage Trust,
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.056(c)	08/15/42	4,621	4,629,368
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.326(c)	08/15/42	4,550	4,574,180
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.168(c)	04/15/40	3,595	3,599,754
Series 2026-AHP, Class A, 144A, 1 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.926(c)	06/15/43	2,555	2,552,605
Series 2026-CSMO, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.076(c)	02/15/43	10,450	10,479,391
BX Trust,
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42	6,650	6,605,804
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	5.669(c)	03/15/30	4,839	4,829,979
Series 2026-ORBT, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.076(c)	07/15/43	10,500	10,519,701

CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.076(c)	10/15/37	9,500	9,523,731
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.000(cc)	02/10/48	21,636	216
Series 2024-277P, Class A, 144A	6.338	08/10/44	1,600	1,645,230
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	5,300	104,229

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

GGP, Series 2026-TY, Class A, 144A	4.670%(cc)	03/05/43		8,350	$8,166,382
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41		6,900	6,862,203
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.320(c)	11/25/41		7,994	7,966,341
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340(cc)	01/13/40		5,010	5,082,460
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40		2,575	2,619,737

IP Mortgage Trust, Series 2025-IP, Class A, 144A	5.250(cc)	06/10/42		5,750	5,744,237
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.413(cc)	02/15/48		52,766	528
LBA Trust, Series 2026-LBA06, Class D, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.650(c)	07/15/43		6,500	6,504,062
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.070(c)	10/15/40		7,100	7,117,750
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		4,435	4,607,999
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	5.918(c)	01/23/32	GBP	9,317	12,602,607
SCG Trust, Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.176(c)	09/15/42		8,450	8,465,827
SLG Office Trust,
Series 2026-OMA, Class D, 144A	5.793(cc)	04/15/41		3,650	3,624,479
Series 2026-OMA, Class E, 144A	6.956(cc)	04/15/41		6,625	6,541,339

Taurus DAC (United Kingdom), Series 2025-UK3A, Class D, 144A, SONIA + 2.800% (Cap N/A, Floor 0.000%)	6.549(c)	07/20/35	GBP	1,800	2,430,334
Wells Fargo Commercial Mortgage Trust,
Series 2024-01CHI, Class E, 144A	7.574(cc)	07/15/35		2,900	2,906,462
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	5.967(c)	10/15/41		1,500	1,493,865
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.616(c)	10/15/41		2,500	2,481,868
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.026(c)	08/15/42		5,449	5,449,400

Total Commercial Mortgage-Backed Securities (cost $205,526,508)					204,399,354
Corporate Bonds 20.2%
Aerospace & Defense 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28		5,555	5,440,124
Sr. Unsec’d. Notes	3.250	02/01/35		2,660	2,267,527
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.750	06/15/33		2,105	2,168,150
Sr. Unsec’d. Notes, 144A	7.450	05/01/34		550	601,265
					10,477,066
Agriculture 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.875	07/26/29		3,398	3,294,509
Gtd. Notes, 144A, MTN	5.500	02/01/30		3,200	3,242,526
					6,537,035
Airlines 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28		6,861	6,840,981
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29		1,645	1,620,245
Gtd. Notes	5.375	03/01/31		1,400	1,382,555

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Airlines (cont’d.)

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625%	04/15/29		170	$167,034
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	9.500	06/01/28		1,405	1,422,562
					11,433,377
Apparel 0.1%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29		1,125	1,076,728
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29		775	730,883
					1,807,611
Auto Manufacturers 1.0%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		3,000	2,998,580
Sr. Unsec’d. Notes	4.125	08/17/27		600	595,682
Sr. Unsec’d. Notes	5.800	03/05/27		1,035	1,039,795
Sr. Unsec’d. Notes	5.875	11/07/29		2,310	2,328,404
Sr. Unsec’d. Notes	6.800	05/12/28		625	640,923
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.350	07/15/27		2,355	2,373,016
Sr. Unsec’d. Notes	5.800	01/07/29		695	709,084
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.400	06/23/32		815	816,809
Sr. Unsec’d. Notes, 144A, MTN(a)(h)	4.800	01/10/33		3,560	3,437,983
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes	5.250	07/17/29	EUR	3,575	4,174,434
Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	3,475	4,097,503
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.050	03/27/28		4,020	4,029,129
Gtd. Notes, 144A	5.350	03/27/30		6,055	6,071,924
Gtd. Notes, 144A	5.650	03/25/32		1,750	1,755,521
					35,068,787
Auto Parts & Equipment 0.2%
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30		100	102,496
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29		375	381,667
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		5,500	5,514,646
					5,998,809
Banks 2.1%
Banco de Credito del Peru SA (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31		1,055	1,046,729
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30		2,200	2,230,847
Sr. Non-Preferred Notes	5.552(ff)	03/14/28		3,400	3,417,422

Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36		945	849,461
Bank of America Corp.,
Sr. Unsec’d. Notes	4.477(ff)	04/23/30		570	563,790
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29		850	842,788

Bank of Montreal (Canada), Jr. Sub. Notes	7.300(ff)	11/26/84		2,380	2,464,753

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.911%(ff)	06/26/30	4,560	$4,525,800
Sr. Unsec’d. Notes	5.690(ff)	03/12/30	2,240	2,274,655
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,000	979,218
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	600	616,691
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	6,365	6,457,780
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	4,042	4,078,284
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	817,010
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	977,135
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	4,125	4,075,913
Sr. Unsec’d. Notes	4.952(ff)	05/07/31	975	970,478
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	2,245	2,215,793
Sr. Non-Preferred Notes, 144A, MTN(a)	5.019(ff)	03/04/31	1,500	1,495,022
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	2,065	2,037,627
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	2,400	2,400,198
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	34,430
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,931,907
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	133,621
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	3,110	3,208,767
Morgan Stanley,
Sr. Unsec’d. Notes	4.708(ff)	03/12/32	1,865	1,823,236
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	1,540	1,589,384
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,489,273

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	9,090	8,090,477
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,052,628
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,100	2,813,328
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,483,893
				76,988,338
Building Materials 0.1%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	1,875	965,464
JELD-WEN, Inc., Gtd. Notes, 144A(x)	4.875	12/15/27	604	488,554
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,110	1,123,437
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	240	243,158
				2,820,613
Chemicals 1.0%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	4,100	4,167,321
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31(d)	1,422	805,918
Gtd. Notes, 144A	4.500	01/10/28(d)	1,630	910,681
Gtd. Notes, 144A	8.500	01/12/31(d)	8,100	4,590,675

Celanese US Holdings LLC, Gtd. Notes	7.350	11/15/28	670	695,590
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28	1,758	1,753,665

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Herens Midco Sarl (Luxembourg), Gtd. Notes	5.250%	05/15/29	EUR	3,329	$2,475,800
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		213	193,457
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		5,469	5,606,272

Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	6.800	05/13/30		4,780	4,783,131
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33		250	251,269
Sr. Sec’d. Notes, 144A	5.750	08/15/32		410	407,658

Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		350	348,926
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33		600	587,393
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.000	07/15/33	EUR	1,850	2,135,799
Syensqo Finance America LLC (Belgium), Gtd. Notes, 144A	5.650	06/04/29		3,060	3,112,269
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.148	06/04/30		4,755	4,406,886
					37,232,710
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29		2,824	2,372,160
Commercial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.875	06/15/30		1,675	1,711,070
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29		3,950	3,796,147
Carrix, Inc., Sr. Sec’d. Notes, 144A	6.125	08/01/33		2,370	2,359,537
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		3,160	3,248,026
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	691,116
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700	06/01/34		110	119,352
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		1,705	1,688,757
Gtd. Notes, 144A	6.000	03/15/34		195	191,453
Gtd. Notes, 144A	7.000	06/15/30		900	927,979
Gtd. Notes, 144A(a)	7.250	06/15/33		360	371,468

Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32		730	724,790
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	297,038
Gtd. Notes	5.250	01/15/30		700	696,833
					16,823,566
Computers 0.0%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30		675	572,100
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		761	807,920
					1,380,020

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.0%
Core & Main LP, Gtd. Notes, 144A	6.000%	07/01/34		667	$663,494
Diversified Financial Services 0.7%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		950	947,427
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		1,285	1,329,050
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31		160	173,964
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		1,285	1,237,473
Sr. Unsec’d. Notes, 144A	9.250	02/01/29		325	335,479
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31		650	637,979
Sr. Unsec’d. Notes, 144A	5.000	08/15/28		400	387,121

Jerrold Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.500	06/15/31	GBP	6,400	8,733,420
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27		1,605	1,614,515
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,200	1,159,641
Gtd. Notes	6.625	05/15/29		1,750	1,773,732
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		2,600	2,459,625
Gtd. Notes, 144A	6.875	05/15/32		500	478,447
Gtd. Notes, 144A	7.875	12/15/29		710	728,983

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		1,100	1,102,013
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30		675	680,370
Gtd. Notes, 144A	6.125	08/01/31		1,620	1,627,314
					25,406,553
Electric 1.2%
Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	03/25/27		349	344,325
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	4.625	02/01/29		1,500	1,487,797
Sr. Unsec’d. Notes	5.000	02/01/31		2,695	2,678,005

Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42		50	39,928
ENEL Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29		6,560	6,600,499
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,337	1,357,055
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		213	216,195
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		290	303,775
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		3,984	4,173,240

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,000	2,932,860
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		617	608,014
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	6.500	03/13/31		1,200	1,247,556
Sr. Unsec’d. Notes	7.500	06/09/28		2,330	2,412,645
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29		1,500	1,423,525
Gtd. Notes, 144A	3.625	02/15/31		1,575	1,452,434

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	3.875%	02/15/32		950	$868,637
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		1,800	1,919,644

Talen Energy Supply LLC, Gtd. Notes, 144A	6.375	05/01/33		2,125	2,094,871
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,255	2,265,224
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		4,125	4,136,431
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		3,250	3,445,134

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30		995	1,000,077
					43,007,871
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		275	270,573
Gtd. Notes, 144A	5.500	04/15/34		185	180,130
					450,703
Engineering & Construction 0.4%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	1,129,466
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	749,580
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		3,705	3,785,319
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,946,100
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	217,179
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	348,600
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,995	5,878,948
					14,055,192
Entertainment 0.5%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		4,275	4,068,313
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,455,356
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		125	123,133
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		690	675,233

Pinewood Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.375	07/31/32	GBP	6,575	8,864,177
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32		1,199	1,274,200
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33		1,190	1,179,574
Gtd. Notes, 144A(a)	7.125	02/15/31		680	712,411
					18,352,397
Environmental Control 0.1%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750	10/15/33		535	532,081

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)
GFL Environmental Holdings US, Inc., Gtd. Notes, 144A	5.500%	02/01/34		1,120	$1,036,059
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31		210	212,482
					1,780,622
Foods 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		170	163,520
Gtd. Notes, 144A	5.625	03/31/32		1,015	965,535
Gtd. Notes, 144A	5.750	03/31/34		240	223,143
Gtd. Notes, 144A	6.500	02/15/28		450	452,983

B&G Foods, Inc., Gtd. Notes, 144A	11.000	06/15/31		1,200	1,064,862
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	3,609	4,012,874
Sr. Sec’d. Notes	8.125	05/14/30	GBP	1,625	2,045,044

Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	4.000	06/15/31		275	255,108
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	166,729
Gtd. Notes, 144A	4.375	01/31/32		2,325	2,179,441

Pilgrim’s Pride Corp., Gtd. Notes(a)	6.250	07/01/33		1,066	1,096,676
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		225	216,719
Gtd. Notes, 144A(a)	6.375	03/01/33		805	793,097

Smithfield Foods, Inc., Gtd. Notes, 144A	3.000	10/15/30		8,270	7,523,626
					21,159,357
Forest Products & Paper 0.1%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32		3,085	3,210,405
Healthcare-Products 0.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,260	5,092,184
Healthcare-Services 0.5%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		4,450	4,287,940
Elevance Health, Inc., Sr. Unsec’d. Notes	4.650	01/15/43		120	102,375
IQVIA, Inc., Gtd. Notes, 144A	4.625	06/15/33	EUR	7,750	8,947,194
LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	7.000	05/01/34		2,195	2,049,150
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.875	11/15/31		1,200	1,273,524
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.500	04/15/33		1,535	1,476,245
					18,136,428
Holding Companies-Diversified 0.2%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		9,179	9,013,509

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875%	08/01/33	1,825	$1,822,153
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	3,350	3,394,157
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	1,000	991,429
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	11/15/32	260	266,269
				6,474,008
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	6.125	06/15/30	275	250,085
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	280	282,886
Sr. Unsec’d. Notes(a)	6.625	05/15/32	185	187,012
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	510	532,463

SWF Holdings I Corp., Sec’d. Notes, 144A	6.500	10/06/29	272	40,690
				1,043,051
Insurance 0.2%
Acrisure LLC/Acrisure Finance, Inc., Sr. Sec’d. Notes, 144A	7.500	11/06/30	2,875	2,782,000
Asurion LLC/Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A	8.375	02/01/34	1,215	1,107,275
Sr. Sec’d. Notes, 144A	8.000	12/31/32	2,125	2,148,736

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	1,614	1,599,260
Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	32	34,152
				7,671,423
Internet 0.4%
Beignet Investor LLC, Sr. Sec’d. Notes, 144A(h)	6.581	05/30/49	9,342	9,034,025
Gen Digital, Inc., Gtd. Notes, 144A(a)	6.250	04/01/33	1,494	1,470,850
Sopaipilla Investor LLC, Sr. Sec’d. Notes, 144A	7.534	11/30/48	5,195	5,386,454
				15,891,329
Investment Companies 0.2%
Aethon IV Newco LLC, Sr. Unsec’d. Notes^(x)	0.000	09/30/31	2,150	2,150,000
Blackstone Secured Lending Fund, Sr. Unsec’d. Notes	5.900	05/21/31	4,980	4,844,681
				6,994,681
Iron/Steel 0.2%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	2,240	2,296,000
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	580	585,615

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc., (cont’d.)
Gtd. Notes, 144A	7.375%	05/01/33	375	$378,894
Gtd. Notes, 144A	7.500	09/15/31	1,000	1,020,455
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	230	226,136
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	275	270,376
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	910	891,873
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	565	549,463
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	615	630,547
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,187	1,220,426
				8,069,785
Leisure Time 0.2%
Carnival Corp. Ltd.,
Gtd. Notes, 144A	4.000	08/01/28	125	122,446
Gtd. Notes, 144A	5.125	05/01/29	1,040	1,032,271
Gtd. Notes, 144A	5.750	03/15/30	2,050	2,055,443
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	95	93,100
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,700	1,762,526
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	975	981,717
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	845	847,299

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	875	873,189
				7,767,991
Lodging 0.2%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	545	520,485
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	696,766
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	2,400	2,376,871
Gtd. Notes	6.125	09/15/29	1,675	1,685,631
Gtd. Notes(a)	6.500	04/15/32	1,800	1,788,218

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.400	08/08/28	344	345,379
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	1,025	1,019,875
				8,433,225
Machinery-Construction & Mining 0.0%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31	1,240	1,217,857
Machinery-Diversified 0.1%
AGCO Corp., Gtd. Notes	5.450	03/21/27	850	852,970
LSF12 Helix Parent LLC, Sr. Sec’d. Notes, 144A	7.125	02/01/33	604	592,922
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	1,875	1,945,313
				3,391,205

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.750%	03/01/30		1,300	$1,214,788
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.250	01/15/29		1,220	1,131,499
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		400	224,277
Gtd. Notes, 144A	4.125	12/01/30		300	168,613
Gtd. Notes, 144A	5.375	02/01/28		1,600	926,650
Gtd. Notes, 144A	5.500	04/15/27		1,500	927,942
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	211,148
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		3,325	715,473
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		375	339,571
Gtd. Notes	7.375	07/01/28(d)		175	167,687

EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29		4,750	5,137,328
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33		275	283,401
Space Exploration Technologies Corp., Sr. Unsec’d. Notes, 144A	5.350	07/15/31		4,760	4,634,294
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,460	3,970,937
					20,053,608
Metal Fabricate/Hardware 0.0%
Advanced Drainage Systems, Inc., Gtd. Notes, 144A	5.375	03/01/34		885	858,271
Mining 0.6%
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33		380	380,365
Coeur Mining, Inc., Sr. Unsec’d. Notes, 144A	6.875	04/01/32		455	465,709
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36		1,860	1,792,668
Gtd. Notes, 144A	7.250	02/15/34		595	604,855
Gtd. Notes, 144A	8.000	03/01/33		3,175	3,292,253

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		600	584,250
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,050	1,080,187
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		830	797,081
Gtd. Notes, 144A	6.375	08/15/33		1,580	1,576,245
Gtd. Notes, 144A	6.875	01/30/30		835	856,425

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31		195	197,124
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31		2,630	2,741,775
Vedanta Resources Finance II PLC (India), Sr. Sec’d. Notes, 144A	7.375	07/13/34		8,765	8,734,498
					23,103,435
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	6.000	04/26/27		1,665	1,684,980

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	4.250%	04/01/28		4,010	$3,955,290
Gtd. Notes	5.100	03/01/30		1,255	1,242,160
					5,197,450
Oil & Gas 1.5%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		2,760	2,646,622
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		2,440	2,470,091

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30		1,400	1,403,148
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		899	955,432
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		1,710	1,720,585
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		1,110	1,122,157
Gtd. Notes, 144A	7.875	04/15/32		1,050	1,069,458
Gtd. Notes, 144A	9.750	10/15/30		1,900	2,020,561
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,195,389
Sr. Unsec’d. Notes	8.625	01/19/29		4,495	4,744,472
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		1,775	1,718,872
Gtd. Notes	5.375	02/01/29		725	724,737
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		1,775	1,730,767
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	702,655
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	485,694

Nabors Industries, Inc., Gtd. Notes, 144A	9.125	01/31/30		1,725	1,805,372
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		351	346,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		422	415,297
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		351	346,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		105	103,824
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	1,065,935
Gtd. Notes	6.625	01/16/34	GBP	300	406,498
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.625	06/15/38		42	38,472
Gtd. Notes	6.700	02/16/32		3,418	3,412,189
Gtd. Notes	6.840	01/23/30		2,480	2,519,308
Gtd. Notes	10.000	02/07/33		860	994,160
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,442	2,788,733
Gtd. Notes, MTN	6.750	09/21/47		8,264	6,780,199
Gtd. Notes, MTN	8.750	06/02/29		2,924	3,110,259
SM Energy Co.,
Gtd. Notes, 144A	8.625	11/01/30		2,025	2,125,981
Gtd. Notes, 144A	8.750	07/01/31		150	156,881
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		470	483,165
Gtd. Notes, 144A	8.500	05/15/31		845	880,659
					53,489,734
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	97,229

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers 0.2%
Ball Corp.,
Gtd. Notes	5.500%	09/15/33		1,130	$1,123,396
Gtd. Notes	6.000	06/15/29		2,375	2,405,323
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		2,040	1,950,213
Sr. Sec’d. Notes, 144A	6.750	04/15/32		780	743,055
					6,221,987
Pharmaceuticals 0.3%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32		845	862,956
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		2,175	2,101,031
Gtd. Notes, 144A	6.125	08/01/28		725	725,000
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28		400	362,040
Gtd. Notes, 144A	5.000	02/15/29		50	38,250
Gtd. Notes, 144A	5.250	01/30/30		275	186,313
Gtd. Notes, 144A	5.250	02/15/31		275	170,156
Gtd. Notes, 144A	6.250	02/15/29		675	529,875
Gtd. Notes, 144A	7.000	01/15/28		275	248,097
Sr. Sec’d. Notes, 144A	4.875	06/01/28		407	379,446

Centrient Holding BV (Netherlands), Sr. Sec’d. Notes(a)	6.750	05/30/30	EUR	2,350	2,189,601
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31		450	445,689
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46		85	69,117
Viatris, Inc., Gtd. Notes	4.000	06/22/50		2,660	1,765,053
					10,072,624
Pipelines 1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		1,125	1,121,567
Gtd. Notes, 144A	5.750	07/01/34		540	528,597
Gtd. Notes, 144A	6.625	02/01/32		580	590,191

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44		125	103,522
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		3,360	3,441,694
Sr. Unsec’d. Notes	5.150	03/15/45		55	47,458
Sr. Unsec’d. Notes	5.200	04/01/30		1,335	1,344,574
Sr. Unsec’d. Notes	5.300	04/15/47		125	107,705
Sr. Unsec’d. Notes	5.400	10/01/47		60	52,292
Sr. Unsec’d. Notes	6.250	04/15/49		75	72,133

Kinder Morgan, Inc., Sr. Unsec’d. Notes(a)	5.100	08/01/29		6,310	6,367,776
MPLX LP,
Sr. Unsec’d. Notes	4.800	02/15/31		1,355	1,337,589
Sr. Unsec’d. Notes	5.200	03/01/47		145	125,106
ONEOK, Inc.,
Gtd. Notes	4.200	12/01/42		125	96,640
Gtd. Notes	5.650	11/01/28		2,908	2,958,850
Gtd. Notes	5.800	11/01/30		360	369,422
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.750	03/15/33		905	920,130
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		1,350	1,357,455

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	01/15/28	1,000	$999,041
Gtd. Notes, 144A	6.750	03/15/34	1,065	1,071,288

Targa Resources Corp., Gtd. Notes	6.150	03/01/29	316	325,446
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	71,404
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	69,562
Sr. Sec’d. Notes, 144A	6.250	01/15/30	1,325	1,347,149

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	4,565	4,534,485
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	925	939,561
Sr. Sec’d. Notes, 144A	6.500	01/15/34	450	464,477
Sr. Sec’d. Notes, 144A	6.500	06/15/34	509	525,299
Sr. Sec’d. Notes, 144A	6.750	01/15/36	450	471,128
Sr. Sec’d. Notes, 144A	7.500	05/01/33	438	475,423
Sr. Sec’d. Notes, 144A	7.750	05/01/35	733	811,490

Western Midstream Operating LP, Sr. Unsec’d. Notes	4.500	03/01/28	4,990	4,966,127
				38,014,581
Real Estate 0.3%
CoreLogic, Inc., Sec’d. Notes, 144A	12.000	02/01/32	2,250	2,107,108
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	370	378,816
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	475	463,844
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	490	477,110
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A	7.000	06/01/31	1,010	1,028,945
Gtd. Notes, 144A	7.250	06/01/33	2,995	3,031,911

LCOR Alexandria LLC, Asset Backed, 144A	6.800	12/15/31	4,500	4,574,197
				12,061,931
Real Estate Investment Trusts (REITs) 0.4%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	2,600	2,434,541
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29	1,441	1,413,432
COPT Defense Properties LP, Gtd. Notes	2.000	01/15/29	2,170	2,025,658
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	900	822,826
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,549

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.300	01/15/29	2,770	2,772,948
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	250	170,242
Gtd. Notes	5.000	10/15/27	200	193,999
Sr. Sec’d. Notes, 144A	8.500	02/15/32	125	127,076

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29	1,375	1,340,150
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	900	915,154

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

SBA Communications Corp., Sr. Unsec’d. Notes	3.125%	02/01/29		1,500	$1,433,495
Starwood Property Trust, Inc., Gtd. Notes, 144A	5.250	10/15/28		680	674,093
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27		993	995,205
					15,343,368
Retail 1.0%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	5.625	09/15/29		610	608,475
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27		4,122	4,071,259
Sr. Unsec’d. Notes	1.950	08/01/28		4,000	3,778,207
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes	5.375	08/31/32	EUR	1,075	1,262,185
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	500	587,077
Carvana Co.,
Sr. Sec’d. Notes, 144A(x)	9.000	06/01/30		3,750	3,869,392
Sr. Sec’d. Notes, 144A(x)	9.000	06/01/31		2,702	2,972,843

CD&R Firefly Bidco PLC (United Kingdom), Sr. Sec’d. Notes	8.625	04/30/29	GBP	10,700	14,853,264
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,805	1,600,710
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		575	564,645
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,350	1,295,969
Park River Holdings, Inc., Sec’d. Notes, 144A	8.750	12/31/30		2,337	2,165,083
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	04/01/32		390	397,775
					38,026,884
Semiconductors 0.0%
Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750	04/15/29		1,375	1,353,495
MKS, Inc., Gtd. Notes, 144A	4.250	02/15/34	EUR	325	365,404
					1,718,899
Software 0.1%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		895	809,576
Gtd. Notes, 144A(a)	9.250	06/01/30		2,195	2,059,252
Gtd. Notes, 144A	9.750	10/01/31		1,010	916,832

OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33		310	321,409
					4,107,069
Telecommunications 1.9%
APLD ComputeCo 3 LLC, Sr. Sec’d. Notes, 144A	7.000	06/15/31		2,230	2,176,823
Beacon Point DC LLC, Sr. Sec’d. Notes, 144A	6.129	11/30/42		1,895	1,814,565
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31		1,615	1,612,042

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125%	11/15/30		1,625	$1,657,604
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31		7,600	7,441,385
CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	710,600
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000(s)	12/31/30		129	13
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000(s)	12/31/30		44	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32		4,265	4,390,284
Eutelsat Communications SACA (France),
Gtd. Notes, 144A	5.750	03/15/31	EUR	1,475	1,730,504
Gtd. Notes, 144A	6.250	03/15/33	EUR	1,425	1,682,142

HUT 8 DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42		1,895	1,839,166
Level 3 Financing, Inc.,
Gtd. Notes, 144A	7.500	02/15/37		250	248,197
Gtd. Notes, 144A	8.500	01/15/36		2,250	2,339,595
Sr. Sec’d. Notes, 144A	6.875	06/30/33		1,220	1,235,437
Sr. Sec’d. Notes, 144A	7.000	03/31/34		2,415	2,458,146

Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29		2,400	2,298,877
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31		5,805	5,580,085
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	474,483
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31		3,365	3,165,336
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	1,200	1,321,420
Sr. Unsec’d. Notes	6.375	07/10/33	EUR	5,900	6,623,494

SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		3,540	3,291,551
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	3,594	5
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes	11.125	12/31/32		6,200	6,067,444
Sr. Sec’d. Notes, 144A	11.125	12/31/32		696	681,119

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		495	506,165
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,090	1,323,898
Sr. Sec’d. Notes	4.500	07/15/31	GBP	1,850	2,032,706

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		345	358,543
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30		2,225	2,311,580
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 7.125% and PIK 1.875%	13.750	09/09/30		3,525	3,473,061
					70,846,270
Transportation 0.1%
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		360	329,710
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		3,415	3,324,929

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation (cont’d.)
XPO, Inc.,
Gtd. Notes, 144A	7.125%	06/01/31		225	$231,378
Gtd. Notes, 144A(a)	7.125	02/01/32		385	397,533
					4,283,550
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250	07/01/29		2,110	2,124,634
Sr. Unsec’d. Notes, 144A	5.350	03/30/29		3,440	3,469,850
					5,594,484

Total Corporate Bonds (cost $757,136,358)					747,249,801
Floating Rate and Other Loans 2.4%
Auto Parts & Equipment 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.492(c)	11/17/28		535	533,419
Term B Loan, 3 Month SOFR + 5.100%	8.787(c)	11/17/28		3,900	3,896,958
					4,430,377
Chemicals 0.1%
Root Bidco Sarl (Portugal), Facility B4, 3 Month EURIBOR + 5.000%	7.431(c)	09/27/30	EUR	4,125	4,441,610
Commercial Services 0.0%
OCS Group Investments Ltd. (United Kingdom), Facility B5, SONIA + 5.250%	8.911(c)	11/28/31	GBP	975	1,317,341
Computers 0.0%
Quantum BV, Term Loan^	—(p)	06/30/33		975	1,107,456
Consumer Services 0.1%
Constellation Automotive Group Ltd.,
Term Loan^	—(p)	03/21/31		578	778,528
Term Loan^	—(p)	03/21/31		3,287	3,790,914
					4,569,442
Diversified Financial Services 0.1%
HPS Speciality Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.732(c)	09/30/34		241	241,258
Term Loan, 3 Month SOFR + 3.200%^	6.932(c)	09/30/34		556	555,932
HPS Speciality Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.732(c)	09/29/34		362	361,887
Term Loan, 3 Month SOFR + 3.200%^	6.932(c)	09/29/34		834	833,898
					1,992,975
Education 0.1%
International Schools Partnership (United Kingdom), Facility B5 (USD II), 3 Month SOFR + 4.500%^	8.263(c)	07/06/31		2,574	2,538,149
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, 1 Month SOFR + 6.000%	9.668(c)	01/04/29		1,950	1,956,411

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Insurance 0.1%
Verisure Holding AB (PUBL) (Sweden), Term Loan, 3 Month EURIBOR + 2.250%	4.324%(c)	11/03/32	EUR	4,675	$5,415,505
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/03/28		145	25,403
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.919(c)	05/31/32		1,091	1,091,468
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.096(c)	01/30/32	EUR	2,700	3,095,626
					4,187,094
Media 0.3%
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 5.114%	8.845(c)	09/25/29		11,822	10,509,576
Metal Fabricate/Hardware 0.0%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.232(c)	04/23/30		557	557,031
Pharmaceuticals 0.1%
Anewhealth,
Term Loan^	—(p)	06/23/33		927	926,980
Term Loan^	—(p)	06/23/33		109	109,056

Golden State Buyer, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.897(c)	03/31/31		1,096	1,084,916
					2,120,952
Real Estate 0.1%
Domain Greenbough Partner 2 LLC, Term Loan^	—(p)	01/23/32		2,544	2,537,630
Retail 0.6%
CDR Firefly Bidco Plc (United Kingdom), Facility B12, SONIA + 4.500%	8.231(c)	07/03/31	GBP	6,975	9,437,782
EG Finco Ltd. (United Kingdom), (EUR) Term B Loan, 3 Month EURIBOR + 3.500%	5.729(c)	02/10/31	EUR	8,050	9,281,001
The Boots Group (United Kingdom), Closing Date Sterling Term Loan, SONIA + 4.500%	8.231(c)	08/31/32	GBP	1,575	2,132,938
WSH Services Holding Ltd. (United Kingdom), Facility B5, SONIA + 4.533%	8.265(c)	05/16/31	GBP	214	288,821
					21,140,542
Software 0.2%
Cegid SAS, Sunrise Bridge Facility, 3 Month EURIBOR + 5.500%^	7.776(c)	01/31/30	EUR	3,000	3,390,261
Meta CW GPU, Term Loan, 1 Month SOFR + 2.000%^	—(p)	03/31/32		1,199	1,180,260
Vantage Oracle TX, Term Loan, 1 Month SOFR + 2.500%^	6.120(c)	04/30/30		781	762,859
Vantage Oracle WI, Term Loan, 1 Month SOFR + 2.500%^	6.080(c)	04/15/30		529	528,901
					5,862,281

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 0.3%
CloudHQ VA B1, Term Loan, 1 Month SOFR + 2.250%^	5.890%(c)	01/29/30	3,546	$3,524,874
CloudHQ VA B2 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.890(c)	03/06/30	1,349	1,341,243
CloudHQ VA B3 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.890(c)	03/06/30	1,001	991,168
Connect Holdings 2 LLC, Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.990(c)	04/03/31	6,431	5,869,188
				11,726,473

Total Floating Rate and Other Loans (cost $86,497,603)				86,436,248
Municipal Bonds 0.2%
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	550	556,421
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	564,751
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	594,783
				1,715,955
Colorado 0.0%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,148,394
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	690	688,715
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	2,274,667
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	198,272
				2,472,939
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	142,663
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	111,849

Total Municipal Bonds (cost $7,434,077)				6,280,515
Residential Mortgage-Backed Securities 4.2%
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	6.300(cc)	02/25/37	10	9,674
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	6,322	5,841,602
Series 2024-RP02, Class A2, 144A	4.239(cc)	02/25/63	593	490,790
Series 2024-RP02, Class B1, 144A	2.403(cc)	02/25/63	180	134,798
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	50,521
Series 2024-RP02, Class B3, PO, 144A	10.867(s)	02/25/63	165	25,366
Series 2024-RP02, Class B4, PO, 144A	13.850(s)	02/25/63	298	29,817

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Citigroup Mortgage Loan Trust, (cont’d.)
Series 2024-RP02, Class M1, 144A	4.239%(cc)	02/25/63		399	$320,969
Series 2024-RP02, Class M2, 144A	4.239(cc)	02/25/63		304	241,478
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63		8	7,598
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63		8,327	833
Series 2025-RP01, Class A1, 144A	4.009(cc)	01/25/64		8,920	8,128,285
Series 2025-RP01, Class A2, 144A	4.009(cc)	01/25/64		442	321,986
Series 2025-RP01, Class B1, 144A	4.009(cc)	01/25/64		177	110,192
Series 2025-RP01, Class B2, 144A	4.009(cc)	01/25/64		112	63,033
Series 2025-RP01, Class B3, 144A	4.009(cc)	01/25/64		141	68,400
Series 2025-RP01, Class B4, 144A	4.009(cc)	01/25/64		131	55,030
Series 2025-RP01, Class M1, 144A	4.009(cc)	01/25/64		377	259,678
Series 2025-RP01, Class M2, 144A	4.009(cc)	01/25/64		236	155,138
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64		12	10,618
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64		10,536	1,054
Clavel Residential 4 DAC (Spain),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.988(c)	10/28/66	EUR	4,500	5,114,077
Series 2025-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.488(c)	10/28/66	EUR	2,575	2,921,489
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.716(c)	10/25/41		600	602,803
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	6.766(c)	12/25/41		318	319,393
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.616(c)	01/25/42		1,702	1,717,488
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.866(c)	03/25/42		1,000	1,032,500
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.866(c)	03/25/42		290	297,704
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.716(c)	03/25/42		1,000	1,012,448
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.716(c)	06/25/43		1,400	1,445,864
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.316(c)	07/25/44		164	164,417
Cross Mortgage Trust,
Series 2025-H06, Class M1, 144A	6.061(cc)	07/25/70		5,000	4,967,390
Series 2025-H07, Class A3, 144A	5.289(cc)	09/25/70		3,003	2,977,271
Series 2025-H07, Class M1, 144A	5.637(cc)	09/25/70		2,400	2,366,128
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.116(c)	10/25/41		1,017	1,018,198
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.416(c)	11/25/41		98	98,358
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.716(c)	09/25/41		100	100,156
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	5.966(c)	12/25/41		100	100,469
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.116(c)	01/25/42		70	70,438
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.516(c)	04/25/42		2,020	2,046,523
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	8.966(c)	08/25/42		600	626,250

GS Mortgage-Backed Securities Trust, Series 2025-DSC01, Class A1, 144A	4.974(cc)	06/25/65		7,429	7,359,388
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	5.908(cc)	07/25/35		6	5,976
Kinbane DAC (Ireland), Series 2025-RPL2A, Class B, 144A, 1 Month EURIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.781(c)	08/24/75	EUR	4,400	5,021,356
Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		8,472	8,353,781
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A	5.323(cc)	09/25/39		6,500	6,505,034
Series 2025-RTL03, Class A2, 144A	5.673(cc)	08/25/40		2,000	1,994,937

Lincoln Senior Participation Trust, Series 2025-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	5.873(c)	06/27/27		5,000	5,000,000
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.195(c)	05/26/66	EUR	3,100	3,544,347
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM07, Class A3, 144A	5.340(cc)	09/25/70		3,364	3,321,059
Series 2025-NQM07, Class M1, 144A	5.844(cc)	09/25/70		3,500	3,468,584

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.589(c)	01/25/48		596	589,344
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		6,307	6,301,988
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		707	705,827

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
NLT Trust, (cont’d.)
Series 2025-INV01, Class A3, 144A	5.860%(cc)	02/25/70		1,214	$1,212,736
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		9,729	50,690
Series 2025-INV01, Class B1, 144A	6.584(cc)	02/25/70		405	397,280
Series 2025-INV01, Class B2, 144A	6.584(cc)	02/25/70		319	307,665
Series 2025-INV01, Class B3, 144A	6.584(cc)	02/25/70		200	184,743
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		578	577,290
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		9,729	243,227
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.116(c)	05/25/33		27,488	27,656,773
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.968(c)	03/29/27		7,339	7,381,903
PRPM LLC,
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		9,709	9,682,837
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		3,140	3,057,610
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		683	655,441
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		403	385,794
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		393	374,568
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		139	131,838

RCO Mortgage LLC, Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		2,406	2,407,215
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-37A, Class 3A7	5.444(cc)	12/25/33		113	111,099
Verus Securitization Trust, Series 2025-08, Class M1, 144A	5.731	09/25/70		3,200	3,159,661

Total Residential Mortgage-Backed Securities (cost $155,612,757)					155,476,215
Sovereign Bonds 4.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	2,001	1,974,273
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		5,277	4,609,143
Sr. Unsec’d. Notes	1.000	07/09/29		5,389	4,825,977
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		12,615	9,328,465
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	827	729,069
Sr. Unsec’d. Notes	5.000	01/09/38		2,663	2,196,975

Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	614,496
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		658	658,388
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.500	11/06/30		6,770	6,795,388
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	11,390	13,021,029
Sr. Unsec’d. Notes	4.500	03/15/29		3,585	3,493,511
Sr. Unsec’d. Notes	5.375	01/21/29		3,185	3,175,445
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		1,637	1,629,061
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,905,712
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,576,704
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		3,340	3,388,430

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	8.750	01/29/34		7,400	7,341,540
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	2,812	3,139,703
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	4,202	4,860,073
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	5,923	6,934,745
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		4,240	3,988,441
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		3,025	3,164,029
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		9,630	10,239,097

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		30,000	28,926,300

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, 144A	5.125%	07/14/36		9,200	$8,963,484
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, 144A	7.250	12/11/55		3,560	3,395,777
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	6,000	6,622,252
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		5,790	5,780,012
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	4,500	5,569,593
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,778	1,897,738
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	758	721,900
Sr. Unsec’d. Notes	6.250	05/26/28		937	952,601
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,320	4,610,927
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	946,924
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	2,890	3,124,616

Total Sovereign Bonds (cost $167,817,712)					171,101,818
U.S. Government Agency Obligations 7.0%
Federal Home Loan Mortgage Corp.	2.500	09/01/46		1,216	1,016,478
Federal Home Loan Mortgage Corp.	2.500	03/01/51		2,382	1,962,960
Federal Home Loan Mortgage Corp.	2.500	07/01/51		419	344,834
Federal Home Loan Mortgage Corp.	2.500	11/01/51		3,131	2,605,608
Federal Home Loan Mortgage Corp.	2.500	01/01/52		823	684,467
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,620	1,343,500
Federal Home Loan Mortgage Corp.	3.000	10/01/51		1,185	1,017,328
Federal Home Loan Mortgage Corp.	3.000	11/01/51		2,279	1,959,387
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,430	1,244,598
Federal Home Loan Mortgage Corp.	3.000	02/01/52		2,321	1,988,577
Federal Home Loan Mortgage Corp.	3.000	03/01/52		460	400,311
Federal Home Loan Mortgage Corp.	3.500	10/01/45		2,130	1,963,684
Federal Home Loan Mortgage Corp.	3.500	01/01/52		6,751	6,013,618
Federal Home Loan Mortgage Corp.	3.500	02/01/52		757	676,418
Federal Home Loan Mortgage Corp.	3.500	05/01/52		8,248	7,321,862
Federal Home Loan Mortgage Corp.	4.000	05/01/52		5,556	5,090,692
Federal Home Loan Mortgage Corp.	4.500	09/01/42		8,400	8,162,896
Federal Home Loan Mortgage Corp.	5.000	07/01/52		3,749	3,630,856
Federal Home Loan Mortgage Corp.	5.000	08/01/52		1,779	1,730,365
Federal Home Loan Mortgage Corp.	5.000	01/01/56		1,433	1,383,740
Federal Home Loan Mortgage Corp.	5.000	02/01/56		28,835	27,838,302
Federal Home Loan Mortgage Corp.	5.500	11/01/52		6,573	6,563,085
Federal Home Loan Mortgage Corp.	5.500	01/01/55		731	723,987
Federal Home Loan Mortgage Corp.	5.500	11/01/55		12,061	11,945,629
Federal Home Loan Mortgage Corp.	5.500	02/01/56		4,909	4,862,016
Federal Home Loan Mortgage Corp.	5.500	03/01/56		1,892	1,874,410
Federal Home Loan Mortgage Corp.	6.000	11/01/52		4,172	4,249,444
Federal Home Loan Mortgage Corp.	6.000	12/01/52		125	127,147
Federal National Mortgage Assoc.	2.500	03/01/51		1,420	1,171,067
Federal National Mortgage Assoc.	3.000	08/01/43		306	272,971
Federal National Mortgage Assoc.	3.000	07/01/51		420	361,482
Federal National Mortgage Assoc.	3.000	10/01/51		1,720	1,476,862
Federal National Mortgage Assoc.	3.000	02/01/52		407	348,552
Federal National Mortgage Assoc.	3.000	03/01/52		901	772,979
Federal National Mortgage Assoc.	3.500	TBA		1,500	1,329,492
Federal National Mortgage Assoc.	4.000	04/01/52		856	788,406
Federal National Mortgage Assoc.	4.000	05/01/52		1,457	1,335,190
Federal National Mortgage Assoc.	4.000	04/01/53		1,695	1,556,663
Federal National Mortgage Assoc.	5.000	07/01/52		1,783	1,736,060
Federal National Mortgage Assoc.	5.000	08/01/52		3,117	3,032,073
Federal National Mortgage Assoc.	5.000	02/01/56		1,703	1,644,583
Federal National Mortgage Assoc.	5.500	TBA		64,500	63,733,796
Federal National Mortgage Assoc.	5.500	10/01/52		2,074	2,068,830

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.(k)	5.500%	11/01/52	19,411	$19,411,835
Federal National Mortgage Assoc.	5.500	08/01/55	2,183	2,162,220
Federal National Mortgage Assoc.	5.500	10/01/55	5,693	5,638,656
Federal National Mortgage Assoc.	5.500	11/01/55	22,156	21,944,580
Federal National Mortgage Assoc.	5.500	12/01/55	1,430	1,416,217
Federal National Mortgage Assoc.	6.000	10/01/52	1,745	1,777,960
Federal National Mortgage Assoc.	6.000	11/01/52	714	727,724
Federal National Mortgage Assoc.	6.000	12/01/52	1,311	1,336,211
Government National Mortgage Assoc.	3.500	12/20/51	9,272	8,272,472
Government National Mortgage Assoc.	3.500	01/20/52	1,297	1,155,476
Government National Mortgage Assoc.	3.500	03/20/52	2,136	1,918,543
Government National Mortgage Assoc.	3.500	04/20/52	948	843,060
Government National Mortgage Assoc.	4.000	01/20/50	1,594	1,469,107
Government National Mortgage Assoc.	4.000	08/20/52	542	496,070
Government National Mortgage Assoc.	4.500	07/20/52	765	724,188

Total U.S. Government Agency Obligations (cost $262,400,450)				259,649,524
U.S. Treasury Obligations 28.5%
U.S. Treasury Bonds	1.625	11/15/50	48,600	24,049,406
U.S. Treasury Bonds	1.875	02/15/51	12,060	6,350,344
U.S. Treasury Bonds	2.250	05/15/41	20,165	14,162,762
U.S. Treasury Bonds	2.375	11/15/49	72,235	43,736,035
U.S. Treasury Bonds(k)	3.000	02/15/49	4,085	2,837,798
U.S. Treasury Bonds	3.000	08/15/52	24,920	16,785,956
U.S. Treasury Bonds	3.250	05/15/42	5,630	4,460,016
U.S. Treasury Bonds(k)	3.375	11/15/48	68,955	51,436,120
U.S. Treasury Bonds	3.625	02/15/53	1,000	760,781
U.S. Treasury Bonds(h)(k)	4.125	08/15/44	84,175	73,087,574
U.S. Treasury Bonds	4.375	08/15/43	9,710	8,779,964
U.S. Treasury Bonds	4.625	05/15/44	12,430	11,540,478
U.S. Treasury Bonds(k)	4.625	11/15/44	12,715	11,773,295
U.S. Treasury Notes	3.375	11/30/27	8,300	8,209,543
U.S. Treasury Notes	3.375	02/29/28	13,830	13,649,022
U.S. Treasury Notes	3.500	01/31/28	8,850	8,754,932
U.S. Treasury Notes	3.750	10/31/32	5,205	4,988,667
U.S. Treasury Notes	3.875	12/31/27	55,865	55,583,493
U.S. Treasury Notes	3.875	03/31/28	139,605	138,754,282
U.S. Treasury Notes	3.875	09/30/29	4,110	4,053,166
U.S. Treasury Notes	3.875	12/31/29	11,595	11,416,546
U.S. Treasury Notes	4.000	01/15/27	68,890	68,906,146
U.S. Treasury Notes	4.000	12/15/27	38,225	38,110,026
U.S. Treasury Notes	4.125	02/28/27	47,280	47,304,009
U.S. Treasury Notes	4.250	06/30/29	38,500	38,409,766
U.S. Treasury Notes	4.250	11/15/34	37,340	36,336,488
U.S. Treasury Notes	4.375	12/15/26	113,060	113,258,738
U.S. Treasury Notes	4.375	05/15/34	110,690	108,960,469
U.S. Treasury Notes(h)	4.625	09/30/30	36,945	37,256,724
U.S. Treasury Notes	4.625	05/31/31	35,155	35,448,874
U.S. Treasury Strips Coupon(k)	3.019(s)	11/15/35	870	559,051
U.S. Treasury Strips Coupon(k)	3.513(s)	11/15/41	23,665	10,516,630
U.S. Treasury Strips Coupon(k)	3.575(s)	08/15/41	165	74,507
U.S. Treasury Strips Coupon(k)	4.770(s)	11/15/49	580	162,566
U.S. Treasury Strips Coupon(k)	4.928(s)	11/15/45	430	149,200

Total U.S. Treasury Obligations (cost $1,082,886,877)				1,050,623,374

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Affiliated Exchange-Traded Funds 8.8%
Fixed Income
PGIM AAA CLO ETF	3,150,000	$161,563,500

PGIM Active High Yield Bond ETF	325,000	11,225,500

PGIM Corporate Bond 0-5 Year ETF	475,000	23,600,470

PGIM Corporate Bond 5-10 Year ETF	200,000	9,802,840

PGIM Floating Rate Income ETF	50,000	2,473,000

PGIM Ultra Short Bond ETF	2,350,000	116,419,000

Total Affiliated Exchange-Traded Funds (cost $326,502,074)(wa)		325,084,310
Common Stocks 0.2%
Chemicals 0.0%
TPC Group, Inc.*(x)	56,219	1,105,659
Gas Utilities 0.0%
Ferrellgas Partners LP*	32,670	746,510
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	28,420	6,167
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	12,570	1,181,957
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*	147,816	4,175,802

Total Common Stocks (cost $1,618,355)		7,216,095
Preferred Stocks 0.1%
Consumer Staples Distribution & Retail 0.1%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	484	3,869,683
Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	545	592,688
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	9,592	127,600

Total Preferred Stocks (cost $5,424,392)		4,589,971
Option Purchased*~ 0.0%
(cost $41,716)		40,217

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 98.7% (cost $3,681,804,540)		3,645,210,453
Options Written*~ (0.0)%
(premiums received $0)		(18,662)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 98.7% (cost $3,681,804,540)		3,645,191,791

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 4.3%
Affiliated Mutual Funds 4.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wa)	143,123,227	$143,123,227
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $13,807,645; includes $13,762,421 of cash collateral for securities on loan)(b)(wa)	13,818,679	13,807,624

Total Affiliated Mutual Funds (cost $156,930,872)		156,930,851
Options Purchased*~ 0.1%
(cost $1,090,006)		1,929,492

Total Short-Term Investments (cost $158,020,878)		158,860,343

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 103.0% (cost $3,839,825,418)		3,804,052,134
Options Written*~ (0.0)%
(premiums received $1,082,165)		(2,167,298)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 103.0% (cost $3,838,743,253)		3,801,884,836
Liabilities in excess of other assets(z) (3.0)%		(109,196,809)

Net Assets 100.0%		$3,692,688,027

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
CACI—Credit Agricole Corporate and Investment Bank SA
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
CPI—Consumer Price Index
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
NSA—Non-Seasonally Adjusted
OBX—Oslo Stock Exchange
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
TONAR—Tokyo Overnight Average Rate
UBS—UBS Securities LLC
ZARONIA—South African Overnight Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $45,859,285 and 1.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,427,736; cash collateral of $13,762,421 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$2,454,600	$2,124,441	0.1%
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	2,389,640	2,016,441	0.0
Aethon IV Newco LLCSr. Unsec’d. Notes, 0.000%, 09/30/31^	07/14/26	2,150,000	2,150,000	0.1
Carvana Co., Sr. Sec’d. Notes, 144A, 9.000%, 06/01/30	08/23/24-11/04/24	3,990,141	3,869,392	0.1
Carvana Co., Sr. Sec’d. Notes, 144A, 9.000%, 06/01/31	03/10/25-01/27/26	3,019,028	2,972,843	0.1
Diamond Sports Group LLC*	01/02/25	74,408	6,167	0.0
JELD-WEN, Inc., Gtd. Notes, 144A, 4.875%, 12/15/27	07/23/24	577,575	488,554	0.0
TPC Group, Inc.*	12/15/22	609,113	1,105,659	0.0
Total		$15,264,505	$14,733,497	0.4%

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at July 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $511,168)^	511	$509,108	$—	$(2,060)
CloudHQ VA B2 Quick, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $566,411)^	566	562,718	—	(3,693)
CloudHQ VA B2, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $562,378)^	562	560,111	—	(2,267)
CloudHQ VA B3 Quick, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $332,161)^	332	328,840	—	(3,321)
CloudHQ VA B3, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $625,109)^	625	618,858	—	(6,251)
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 05/31/32 (cost $73,637)^	74	73,998	361	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 0.500%, Maturity Date 06/09/32 (cost $109,914)^	111	110,997	1,083	—
Domain Greenbough Partner 2 LLC, Delayed Draw Term Loan, —%(p), Maturity Date 01/23/32 (cost $956,299)^	956	954,016	—	(2,283)
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,200,000)^	1,200	1,200,000	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $663,460)^	663	663,460	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,604,262)^	1,604	1,604,262	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $995,191)^	995	995,191	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $2,406,392)^	2,406	2,406,392	—	—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $2,295,291)^	2,301	2,280,339	—	(14,952)
Vantage Oracle TX, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/32 (cost $3,729,033)^	3,769	3,681,539	—	(47,494)
Vantage Oracle WI, Delayed Draw Term Loan, 0.000%, Maturity Date 07/14/32 (cost $2,521,099)^	2,521	2,521,099	—	—
		$19,070,928	$1,444	$(82,321)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	31,530	$40,217
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		9,177	—
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		24,980	22,132
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		31,192	28,267
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		15,596	14,134
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.484%	2.80%(A)	EUR	36,665	63,218
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.484%	10.29%(A)	EUR	36,665	—
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.660%	3.82%(T)		54,110	296,491
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.660%	11.07%(T)		54,110	178
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)		54,925	1,037,852
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.660%	8.19%(A)		54,925	67
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)		9,177	121,002
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$107.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)		20,960	134,731
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$106.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)		20,960	154,962
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.55%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		24,285	29,919
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		36,845	26,539
Total Options Purchased (cost $1,131,722)									$1,969,709

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.484%	1.74%(A)	EUR	31,530	$(18,662)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		9,177	—
CDX.NA.IG.46.V1, 06/20/31	Call	DB	09/16/26	0.48%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		24,285	(3,872)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	73,330	(17,820)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.660%		108,220	(308,448)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%		54,925	(755,078)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		54,925	(570,663)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		9,177	(202,474)
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$105.50	5.00%(Q)	CDX.NA.HY.46.V2(Q)		31,430	(92,959)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$102.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		20,960	(48,566)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		20,960	(81,140)
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.68%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		48,570	(18,690)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		73,690	(23,891)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		24,980	(5,999)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	0.88%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		31,192	(27,504)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	1.00%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		15,596	(10,194)
Total Options Written (premiums received $1,082,165)									$(2,185,960)
Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,915	3 Month CME SOFR	Sep. 2026	$943,025,625	$141,445
168	10 Year Australian Treasury Bonds	Sep. 2026	12,781,412	24,004
				165,449
Short Positions:
529	30 Day Federal Funds	Aug. 2026	212,432,535	(187,741)
2,652	2 Year U.S. Treasury Notes	Sep. 2026	545,276,065	1,538,615
368	5 Year Euro-Bobl	Sep. 2026	48,309,051	383,840
5,503	5 Year U.S. Treasury Notes	Sep. 2026	583,189,010	3,862,992
1	10 Year Euro-Bund	Sep. 2026	143,406	1,556
1,882	10 Year U.S. Treasury Notes	Sep. 2026	203,256,000	1,958,715
357	10 Year U.S. Ultra Treasury Notes	Sep. 2026	39,164,017	504,487
243	20 Year U.S. Treasury Bonds	Sep. 2026	26,319,938	717,768
2,126	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	233,195,625	6,043,068
190	Euro Schatz Index	Sep. 2026	23,105,032	96,230
				14,919,530
				$15,084,979

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/22/26	GSI	GBP	1,153	$1,542,286	$1,553,710	$11,424	$—
Euro,
Expiring 10/22/26	CITI	EUR	20,103	23,024,146	23,258,586	234,440	—
Expiring 10/22/26	SSB	EUR	9,157	10,448,665	10,594,438	145,773	—
Expiring 10/22/26	TD	EUR	1,651	1,889,909	1,910,629	20,720	—
				$36,905,006	$37,317,363	412,357	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/22/26	DB	GBP	48,283	$65,155,566	$65,074,178	$81,388	$—
Euro,
Expiring 10/22/26	BNY	EUR	85,797	98,735,903	99,262,214	—	(526,311)
Expiring 10/22/26	CACI	EUR	73,540	84,429,127	85,081,899	—	(652,772)
Expiring 10/22/26	SSB	EUR	85,797	98,689,745	99,262,215	—	(572,470)
				$347,010,341	$348,680,506	81,388	(1,751,553)
						$493,745	$(1,751,553)
Credit default swap agreements outstanding at July 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000%(Q)	2,000	$133,954	$1,369	$132,585	BOA
Dominican Republic	12/20/30	1.000%(Q)	2,000	17,429	1,369	16,060	BOA
Emirate of Abu Dhabi	12/20/30	1.000%(Q)	2,000	(55,475)	1,369	(56,844)	BOA
Federal Republic of Nigeria	12/20/30	1.000%(Q)	2,000	102,118	1,369	100,749	BOA
Federation of Malaysia	12/20/30	1.000%(Q)	2,000	(55,305)	1,369	(56,674)	BOA
Federative Republic of Brazil	12/20/30	1.000%(Q)	9,000	42,913	6,158	36,755	BOA
Kingdom of Bahrain	12/20/30	1.000%(Q)	2,000	147,300	1,369	145,931	BOA
Kingdom of Morocco	12/20/30	1.000%(Q)	2,000	(23,433)	1,369	(24,802)	BOA
Kingdom of Saudi Arabia	12/20/30	1.000%(Q)	9,000	(153,886)	6,158	(160,044)	BOA
People’s Republic of China	12/20/30	1.000%(Q)	9,000	(240,957)	6,158	(247,115)	BOA
Republic of Argentina	12/20/30	1.000%(Q)	2,000	271,977	1,369	270,608	BOA
Republic of Chile	12/20/30	1.000%(Q)	4,000	(95,010)	2,737	(97,747)	BOA
Republic of Colombia	12/20/30	1.000%(Q)	6,000	73,021	4,106	68,915	BOA
Republic of Indonesia	12/20/30	1.000%(Q)	7,000	(40,968)	4,790	(45,758)	BOA
Republic of Ivory Coast	12/20/30	1.000%(Q)	2,000	86,083	1,369	84,714	BOA
Republic of Panama	12/20/30	1.000%(Q)	3,000	(19,451)	2,053	(21,504)	BOA
Republic of Peru	12/20/30	1.000%(Q)	3,000	(53,798)	2,053	(55,851)	BOA
Republic of Philippines	12/20/30	1.000%(Q)	3,000	(47,362)	2,053	(49,415)	BOA
Republic of South Africa	12/20/30	1.000%(Q)	9,000	48,907	6,158	42,749	BOA
Republic of Turkey	12/20/30	1.000%(Q)	9,000	411,567	6,158	405,409	BOA
Sultanate of Oman	12/20/30	1.000%(Q)	2,000	(24,641)	1,369	(26,010)	BOA
United Mexican States	12/20/30	1.000%(Q)	9,000	(85,240)	6,158	(91,398)	BOA
				$439,743	$68,430	$371,313

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.44.V1	12/20/30	1.000%(Q)	100,000	1.115%	$(341,793)	$(76,919)	$(264,874)	BOA
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	13,124	*	$18,687	$(2,164)	$20,851	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Paramount Global	06/20/28	1.000%(Q)	400	$1,079	$13	$(1,066)
Whirlpool Corp.	06/20/28	1.000%(Q)	400	8,130	7,595	(535)
				$9,209	$7,608	$(1,601)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	$(40,020)	$31,122	$(71,142)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		15,000	(132,641)	(54,937)	(77,704)	GSI
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(88,427)	—	(88,427)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		5,000	(44,213)	(18,312)	(25,901)	GSI
Republic of France	12/20/30	0.250%(Q)		3,015	(13,682)	(7,892)	(5,790)	BARC
Republic of Panama	03/20/29	1.000%(Q)		5,440	(63,814)	(65,422)	1,608	DB
Republic of Romania	12/20/29	1.000%(Q)	EUR	4,500	1,986	115,681	(113,695)	BARC
					$(380,811)	$240	$(381,051)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		3,760	0.491%	$72,832	$80,425	$(7,593)	GSI
Alphabet, Inc.^	07/20/35	1.600%(Q)		500	*	4,085	—	4,085	GSI
America Movil SAB de CV	12/20/26	1.000%(Q)		1,295	0.219%	5,376	3,776	1,600	BARC
Banco Santander SA	03/20/27	1.000%(Q)	EUR	1,200	0.121%	9,287	7,611	1,676	BARC
Bank of America Corp.	06/20/27	1.000%(Q)		5,568	0.303%	40,234	34,134	6,100	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		5,501	0.303%	39,750	29,772	9,978	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		835	*	15,418	—	15,418	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		1,584	0.288%	6,147	4,372	1,775	CITI
Barclays Bank PLC	12/20/26	1.000%(Q)		5,096	0.254%	20,444	13,385	7,059	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	2,254	0.247%	10,541	7,433	3,108	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	1,498	0.247%	7,005	5,458	1,547	JPM
BNP Paribas SA	03/20/27	1.000%(Q)	EUR	12,983	0.175%	95,273	82,803	12,470	MSI

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		665	*	$6,643	$—	$6,643	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		600	0.866%	14,473	—	14,473	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		8,205	0.240%	33,371	21,751	11,620	GSI
Comision Federal de Electricidad	06/20/27	1.000%(Q)		1,600	1.107%	274	2,096	(1,822)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		2,005	1.230%	(6,115)	(5,522)	(593)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		975	1.230%	(2,974)	(882)	(2,092)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		1,245	1.377%	(11,215)	(5,021)	(6,194)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		520	1.377%	(4,684)	(2,798)	(1,886)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		355	1.377%	(3,198)	(1,905)	(1,293)	BARC
Comision Federal de Electricidad	06/20/31	1.000%(Q)		280	2.002%	(11,619)	(11,756)	137	BARC
Commerzbank AG	12/20/26	1.000%(Q)	EUR	921	0.112%	4,869	3,603	1,266	BARC
Deutsche Telekom AG	06/20/28	1.000%(Q)	EUR	1,000	0.206%	18,295	17,705	590	BARC
European Investment Bank	12/20/26	—%(Q)		3,997	0.037%	(569)	(773)	204	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		1,040	0.505%	5,669	4,172	1,497	BARC
Halliburton Co.	12/20/26	1.000%(Q)		910	0.131%	4,141	674	3,467	GSI
Hellenic Republic	12/20/26	1.000%(Q)		3,463	0.050%	16,653	12,098	4,555	BARC
Hellenic Republic	06/20/27	1.000%(Q)		750	0.068%	6,978	4,634	2,344	BARC
Hellenic Republic	12/20/27	1.000%(Q)		565	0.105%	7,515	4,956	2,559	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		1,353	0.140%	6,032	4,369	1,663	MSI
Kingdom of Norway	12/20/26	—%(Q)		10,000	0.027%	(1,032)	(1,915)	883	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		5,300	0.949%	14,292	(71,440)	85,732	BARC
National Bank of Canada	12/20/26	1.000%(Q)		1,367	0.278%	5,359	3,858	1,501	CITI
New York Life Global Funding^	08/20/33	1.550%(Q)		1,000	*	(11,717)	—	(11,717)	GSI
Nomura Holdings, Inc.	06/20/27	1.000%(Q)		1,244	0.288%	9,165	7,746	1,419	BOA
Nomura Holdings, Inc.	12/20/27	1.000%(Q)		2,801	0.388%	26,384	24,622	1,762	BOA
Pacific Life	08/20/35	2.500%(Q)		1,000	2.890%	(24,207)	(3)	(24,204)	GSI
Republic of Argentina	12/20/26	5.000%(Q)		3,000	0.878%	64,706	(12,149)	76,855	MSI
Republic of Chile	06/20/28	1.000%(Q)		560	0.240%	8,413	6,532	1,881	BARC
Republic of Colombia	12/20/26	1.000%(Q)		1,523	0.449%	4,953	1,142	3,811	BARC
Republic of Ecuador	12/20/27	5.000%(Q)		8,000	2.135%	352,217	(38,073)	390,290	GSI
Republic of Ecuador	12/20/28	5.000%(Q)		1,500	2.864%	79,442	(16,161)	95,603	GSI
Republic of Ecuador	06/20/29	5.000%(Q)		1,600	3.096%	88,830	(24,104)	112,934	GSI
Republic of El Salvador	06/20/31	1.000%(Q)		3,153	2.301%	(169,126)	(349,489)	180,363	BARC
Republic of France	12/20/26	0.250%(Q)		5,258	0.071%	5,121	3,058	2,063	BARC
Republic of France	12/20/26	0.250%(Q)		5,000	0.071%	4,870	2,910	1,960	BARC
Republic of France	06/20/27	0.250%(Q)		1,625	0.105%	2,525	1,751	774	BARC
Republic of France	12/20/30	0.250%(Q)		3,015	0.289%	(3,848)	(16,252)	12,404	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		800	0.944%	1,280	(1,065)	2,345	BARC
Republic of Kazakhstan	12/20/26	1.000%(Q)		930	0.195%	3,946	2,885	1,061	CITI
Republic of Kazakhstan	06/20/27	1.000%(Q)		1,112	0.243%	8,633	7,616	1,017	BOA
Republic of Panama	06/20/27	1.000%(Q)		10,084	0.400%	64,325	48,281	16,044	CITI
Republic of Panama	06/20/27	1.000%(Q)		118	0.400%	753	587	166	BARC
Republic of Panama^	03/20/29	1.000%(Q)		5,440	*	4,573	(2,700)	7,273	DB
Republic of Peru	06/20/28	1.000%(Q)		674	0.303%	9,336	6,500	2,836	BARC
Republic of Romania	12/20/26	1.000%(Q)		328	0.447%	1,069	621	448	BOA
Republic of Serbia	06/20/29	1.000%(Q)		520	0.990%	719	(6,138)	6,857	BARC
Republic of Serbia	12/20/30	1.000%(Q)		789	1.347%	(9,895)	(7,821)	(2,074)	BARC

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		2,547	0.096%	$11,793	$8,616	$3,177	MSI
Slovak Republic	12/20/27	1.000%(Q)		1,170	0.176%	14,410	13,042	1,368	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		2,900	0.365%	28,202	23,481	4,721	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		1,589	0.149%	7,030	5,010	2,020	MSI
State of Israel	06/20/27	1.000%(Q)		2,355	0.252%	18,088	17,158	930	CITI
State of Israel	06/20/27	1.000%(Q)		2,200	0.252%	16,898	15,036	1,862	CITI
State of Qatar	12/20/26	1.000%(Q)		1,665	0.161%	7,285	5,573	1,712	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR	1,968	0.316%	8,585	6,623	1,962	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	2,361	0.086%	12,764	10,246	2,518	JPM
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	1,100	0.086%	5,946	4,576	1,370	BARC
UBS Group AG	12/20/26	1.000%(Q)	EUR	6,135	0.122%	32,145	24,036	8,109	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)		2,370	0.349%	16,170	14,911	1,259	GSI
Wells Fargo & Co.	12/20/26	1.000%(Q)		4,415	0.209%	18,500	14,241	4,259	JPM
Wells Fargo & Co.	12/20/26	1.000%(Q)		2,411	0.209%	10,103	7,498	2,605	JPM
Wells Fargo & Co.	12/20/26	1.000%(Q)		1,612	0.209%	6,755	4,930	1,825	GSI
Wells Fargo & Co.	06/20/27	1.000%(Q)		2,000	0.243%	15,523	12,231	3,292	GSI
						$1,182,214	$74,577	$1,107,637

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	50,000	0.223%	$710,545	$766,012	$55,467
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2026:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,500	3.100%(A)	EUR	4,883	1 Day SOFR(A)/ 3.660%	JPM	09/27/29	$(249,665)	$—	$(249,665)
Inflation swap agreements outstanding at July 31, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
104,275	06/09/27	3.090%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$1,570	$(523,584)	$(525,154)
83,425	06/11/27	3.058%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(12,287)	(423,038)	(410,751)
				$(10,717)	$(946,622)	$(935,905)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	16,155	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.370%	$—	$(369,326)	$(369,326)
CHF	4,200	02/23/36	0.480%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(79,098)	(79,098)
CHF	4,525	07/30/36	0.650%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(19,660)	(19,660)
CHF	4,525	08/04/36	0.688%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(1)	(1)
GBP	15,780	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.731%	1,652,770	615,633	(1,037,137)
GBP	8,590	05/08/30	3.950%(A)	1 Day SONIA(1)(A)/ 3.731%	(120,808)	151,736	272,544
GBP	9,185	08/08/31	3.900%(A)	1 Day SONIA(1)(A)/ 3.731%	283,463	265,644	(17,819)
GBP	5,965	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.731%	(149)	(554,222)	(554,073)
JPY	1,440,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.977%	—	(1,032,403)	(1,032,403)
JPY	1,235,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.977%	(306,043)	(843,164)	(537,121)
MXN	258,660	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(227,083)	(227,083)
MXN	152,050	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(197,252)	(197,252)
NZD	19,980	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.935%	—	(164,065)	(164,065)
	12,090	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.660%	2,236	(92,987)	(95,223)
	350,000	02/11/27	4.500%(A)	1 Day SOFR(1)(A)/ 3.660%	(4,017,449)	(2,353,221)	1,664,228
	16,000	05/11/27	0.700%(A)	1 Day SOFR(1)(A)/ 3.660%	1,776,548	511,841	(1,264,707)
	10,000	12/15/27	3.709%(A)	1 Day SOFR(1)(A)/ 3.660%	—	55,830	55,830
	64,370	07/08/28	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	43,034	(158,169)	(201,203)
	91,780	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(113,199)	(113,199)
	148,000	02/11/29	4.250%(A)	1 Day SOFR(1)(A)/ 3.660%	(4,028,191)	(752,476)	3,275,715
	25,700	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(308,899)	(308,899)
	16,608	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.660%	—	862,738	862,738
	41,330	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(2,787,174)	(2,787,174)
	16,900	08/11/46	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	(860,510)	(1,270,873)	(410,363)
	24,771	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.660%	—	2,343,953	2,343,953
	3,375	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.660%	1,540,576	1,715,739	175,163
	42,715	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.660%	624,695	1,968,099	1,343,404
	6,930	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.660%	53,717	898,758	845,041
	31,500	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.660%	—	3,532,092	3,532,092
	13,780	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.660%	(252,471)	852,289	1,104,760
	34,952	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.660%	—	241,272	241,272
	64,542	06/04/56	4.127%(A)	1 Day SOFR(1)(A)/ 3.660%	(40,007)	455,161	495,168

PGIM Absolute Return Bond Fund

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	13,700	08/11/56	3.870%(A)	1 Day SOFR(1)(A)/ 3.660%	$1,069,011	$1,483,918	$414,907
ZAR	244,800	06/03/36	8.080%(A)	1 Day ZARONIA(2)(A)/ 6.858%	(499)	(275,001)	(274,502)
					$(2,580,077)	$4,356,430	$6,936,507

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	30,000	01/02/35	14.065%(T)	1 Day BROIS(1)(T)/ 0.053%	$125,223	$—	$125,223	GSI
BRL	30,000	01/02/35	14.320%(T)	1 Day BROIS(2)(T)/ 0.053%	(124,661)	—	(124,661)	GSI
					$562	$—	$562

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).